Document and Entity Information	May 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2026
Entity Registrant Name	Bloomia Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13471
Entity Tax Identification Number	41-1656308
Entity Address, Address Line One	5000 West 36th Street
Entity Address, Adress Line Two	Suite 220
Entity Address, City or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	763
Local Phone Number	392-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TULP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000875355
Amendment Flag	false